Investment Company Administration Corporation
                              479 West 22nd Street
                               New York, NY 10011
                               Tel: 212-633-9700


June 3, 1997



VIA EDGAR
---------


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549-1004

      Re: O'Shaughnessy Funds, Inc. (the "Trust" or the "Funds") File No. 333-7595; 811-07695
               CIK No. 0001017953

Gentlemen:

    Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the final prospectuses and statement of additional information for the Funds does not differ from that contained in Post-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A (the "Amendment"). The Amendment was filed electronically on May 19, 1997.

     Please call me at 212-633-9700 if you have any questions.


                                Very truly yours,

                                Robin Berger